ALPS Series Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

February 28, 2014

U.S. Securities and Exchange Commission

Attn: Mr. John Grzeskiewicz

Division of Investment Management

100 F Street, N.E.

Washington, DC  20549

Re:  ALPS Series Trust (the “Trust”) (File Nos. 333-183945 and 811-22747), on behalf of the Riverside Frontier Markets Fund, a series of the Trust

Dear Mr. Grzeskiewicz:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Trust effective February 24, 2014, do not differ from those filed electronically in the Post-Effective Amendment No. 16 on February 24, 2014.

Sincerely,

/s/ JoEllen L. Legg

JoEllen L. Legg

Secretary